Investments in Joint Ventures - Additional Information (Detail) - USD ($)			12 Months Ended
	Mar. 01, 2025	Dec. 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 20, 2024	Nov. 08, 2023
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Aggregate Cost			$ 1,810,000	$ 1,870,000
Property, plant and equipment, disposals			34,795,758
Repayments of debt			$ 85,880,590	$ 108,236,401	$ 154,870,215
Eco Ethereal [Member]
Schedule of Equity Method Investments [Line Items]
Property, plant and equipment, disposals		$ 43,000,000
Deposit received by joint venture							20.00%
Gas Shuriken [Member]
Schedule of Equity Method Investments [Line Items]
Disposal Group, Including Discontinued Operation, Consideration						$ 11,400,000
Term Loan [Member]
Schedule of Equity Method Investments [Line Items]
Repayments of debt	$ 8,700,000